Expense Example {- Fidelity® Disciplined Equity Fund} - 10.31 Fidelity Disciplined Equity Fund Retail PRO-09 - Fidelity® Disciplined Equity Fund - Fidelity Disciplined Equity Fund-Retail Class	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883